Common Stock Options (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Options Outstanding
Options outstanding - beginning balance	80,000
Options granted	55,000	430,000
Options forfeited		(350,000)
Options oustanding - ending balance	135,000	80,000
Options exercisable	20,000	20,000
Weighted average exercise price
Options outstanding - beginning balance	$ 0.70
Options granted	$ 1.05	$ 0.72
Options forfeited		$ 0.72
Options outstanding - ending balance	$ 0.84	$ 0.70
Options exercisable	$ 0.70	$ 0.65
Weighted average remaining contracted term
Warrants outstanding - beginning balance	9 years 1 month 17 days
Options granted	9 years 9 months	9 years 6 months 18 days
Options forfeited		9 years 6 months
Warrants outstanding - ending balance	9 years 4 months 17 days	9 years 9 months
Warrants exercisable	9 years 1 month 17 days	9 years 6 months
Aggregate intrinsic value
Options outstanding - beginning balance	$ 23,200
Options granted	0
Options outstanding - ending balance	14,850	23,200
Options exercisable	$ 5,000	$ 6,800